Cover	Apr. 27, 2023
Document Information Line Items
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 27, 2023
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	98-1448883
Entity File Number	001-38730
Country Region	44
City Area Code	1483
Local Phone Number	242200
Entity Address Address Line 1	Forge
Entity Address City Or Town	Woking, Surrey
Entity Address Country	GB
Entity Address Postal Zip Code	GU21 6HT
Entity Address Address Line 2	43 Church Street West
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE
Other Address [Member]
Document Information Line Items
Entity Address Address Line 1	10 Riverview Dr.
Entity Address City Or Town	Danbury
Entity Address State Or Province	CT
Entity Address Country	US
Entity Address Postal Zip Code	06810